UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5360

Oppenheimer Main Street Funds

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices)  (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: August 31

Date of reporting period: 11/30/2017

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS November 30, 2017 Unaudited

	Shares	Value
Common Stocks—97.5%
Consumer Discretionary—10.3%
Auto Components—0.9%
Delphi Automotive plc	869,762	$91,037,988
Hotels, Restaurants & Leisure—1.9%
McDonald’s Corp.	1,136,810	195,497,216
Household Durables—1.1%
Whirlpool Corp.	634,670	106,986,322
Media—2.9%
Comcast Corp., Cl. A	7,882,718	295,917,234
Specialty Retail—3.5%
AutoZone, Inc.[1]	125,827	86,412,951
Lowe’s Cos., Inc.	1,908,300	159,094,971
O’Reilly Automotive, Inc.[1]	476,930	112,655,635
		358,163,557

Consumer Staples—7.8%
Beverages—2.9%
PepsiCo, Inc.	2,582,290	300,888,431
Food Products—3.1%
Kraft Heinz Co. (The)	2,128,340	173,183,026
Mondelez International, Inc., Cl. A	3,372,340	144,808,279
		317,991,305

Tobacco—1.8%
Philip Morris International, Inc.	1,750,898	179,904,770
Energy—5.4%
Energy Equipment & Services—1.5%
Schlumberger Ltd.	2,382,340	149,730,069
Oil, Gas & Consumable Fuels—3.9%
Magellan Midstream Partners LP2	2,758,643	184,829,081
Suncor Energy, Inc.	6,219,630	216,194,339
		401,023,420

Financials—22.2%
Capital Markets—6.2%
Bank of New York Mellon Corp. (The)	3,009,050	164,715,397
CME Group, Inc., Cl. A	1,059,850	158,489,969

	Shares	Value
Capital Markets (Continued)
Intercontinental Exchange, Inc.	2,236,680	$159,810,786
S&P Global, Inc.	887,228	146,818,489
		629,834,641

Commercial Banks—5.7%
Citigroup, Inc.	4,314,230	325,724,365
SunTrust Banks, Inc.	1,773,131	109,278,064
US Bancorp	2,599,650	143,370,697
		578,373,126

Consumer Finance—3.0%
American Express Co.	2,260,400	220,863,684
Discover Financial Services	1,256,595	88,715,607
		309,579,291

Diversified Financial Services—2.3%
Berkshire Hathaway, Inc., Cl. B1	1,233,150	238,010,282
Insurance—3.7%
Marsh & McLennan Cos., Inc.	1,380,960	115,903,973
MetLife, Inc.	2,115,430	113,556,282
Progressive Corp. (The)	2,737,770	145,594,609
		375,054,864

Real Estate Investment Trusts (REITs)—1.3%
Mid-America Apartment Communities, Inc.	727,713	74,546,920
Ventas, Inc.	851,170	54,483,391
		129,030,311

Health Care—13.0%
Biotechnology—2.8%
Celgene Corp.[1]	1,679,266	169,320,391
Gilead Sciences, Inc.	1,582,770	118,359,540
		287,679,931

Health Care Equipment & Supplies—1.9%
Boston Scientific Corp.[1]	2,971,410	78,088,655
Stryker Corp.	710,230	110,795,880
		188,884,535

Health Care Providers & Services—3.9%
Express Scripts Holding Co.[1]	1,843,622	120,167,282

1 OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Health Care Providers & Services (Continued)
UnitedHealth Group, Inc.	1,235,787	$281,969,520
		402,136,802

Health Care Technology—0.8%
Cerner Corp.[1]	1,104,650	78,087,708
Life Sciences Tools & Services—0.7%
Agilent Technologies, Inc.	998,490	69,135,448
Pharmaceuticals—2.9%
Merck & Co., Inc.	4,796,480	265,101,450
Valeant Pharmaceuticals International, Inc.[1]	1,983,050	33,216,087
		298,317,537

Industrials—9.7%
Aerospace & Defense—2.0%
Lockheed Martin Corp.	639,551	204,093,515
Airlines—0.4%
Alaska Air Group, Inc.	640,880	44,329,669
Commercial Services & Supplies—1.6%
Johnson Controls International plc	2,345,216	88,273,930
Republic Services, Inc., Cl. A	422,110	27,411,824
Waste Connections, Inc.	622,535	42,849,084
		158,534,838

Industrial Conglomerates—1.6%
General Electric Co.	8,821,620	161,347,430
Professional Services—1.4%
Equifax, Inc.	413,920	47,236,550
Nielsen Holdings plc	2,728,075	100,174,914
		147,411,464

Road & Rail—2.0%
Canadian National Railway Co.	1,516,610	118,265,248
Canadian Pacific Railway Ltd.	459,317	80,463,152
		198,728,400

Trading Companies & Distributors—0.7%
Fastenal Co.	1,322,890	69,306,207

	Shares	Value
Information Technology—21.2%
Communications Equipment—1.7%
Cisco Systems, Inc.	1,990,600	$74,249,380
Motorola Solutions, Inc.	1,061,200	99,869,532
		174,118,912

Internet Software & Services—8.5%
Alphabet, Inc., Cl. C1	468,376	478,403,930
eBay, Inc.[1]	3,254,750	112,842,183
Facebook, Inc., Cl. A1	1,550,140	274,653,805
		865,899,918

IT Services—2.5%
Amdocs Ltd.	1,706,823	111,438,473
PayPal Holdings, Inc.[1]	1,851,790	140,236,057
		251,674,530

Semiconductors & Semiconductor Equipment—1.9%
Applied Materials, Inc.	2,622,860	138,408,322
Maxim Integrated Products, Inc.	1,089,690	57,023,478
		195,431,800

Technology Hardware, Storage & Peripherals—6.6%
Apple, Inc.	3,409,475	585,918,279
Western Digital Corp.	1,047,650	82,617,679
		668,535,958

Materials—3.0%
Chemicals—2.3%
DowDuPont, Inc.	1,483,325	106,740,067
PPG Industries, Inc.	1,074,580	125,564,673
		232,304,740

Construction Materials—0.7%
Vulcan Materials Co.	580,473	72,936,432
Telecommunication Services—1.8%
Diversified Telecommunication Services—1.8%
Verizon Communications, Inc.	3,551,530	180,737,362
Utilities—3.1%
Electric Utilities—2.0%
PG&E Corp.	3,776,910	204,859,598

2 OPPENHEIMER MAIN STREET FUND

	Shares	Value
Multi-Utilities—1.1%
National Grid plc	9,706,464	$115,703,748
Total Common Stocks (Cost $7,025,935,949)		9,927,219,309

Investment Company—2.2%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 1.03%[3,4] (Cost $226,987,620)	226,987,620	226,987,620

Total Investments, at Value (Cost $7,252,923,569)	99.7%	10,154,206,929
Net Other Assets (Liabilities)	0.3	28,825,584

Net Assets	100.0%	$10,183,032,513

Footnotes to Statement of Investments

1. Non-income producing security.

2. Security is a Master Limited Partnership.

3. Rate shown is the 7-day yield at period end.

4. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares August 31, 2017	Gross Additions	Gross Reductions	Shares November 30, 2017
Oppenheimer Institutional Government Money Market Fund, Cl. E	34,362,131	584,007,710	391,382,221	226,987,620

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Oppenheimer Institutional Government Money Market Fund, Cl. E	$226,987,620	$447,419	$—	$—

3 OPPENHEIMER MAIN STREET FUND

NOTES TO STATEMENT OF INVESTMENTS November 30, 2017 Unaudited

1. Organization

Oppenheimer Main Street Fund (the “Fund”) is a separate series of Oppenheimer Main Street Funds, a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1) Value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close as described in Note 3.

(2) Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security

4 OPPENHEIMER MAIN STREET FUND

3. Securities Valuation (Continued)

is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Securities for which market quotations are not readily available or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.

These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

5 OPPENHEIMER MAIN STREET FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$1,047,602,317	$—	$—	$1,047,602,317
Consumer Staples	798,784,506	—	—	798,784,506
Energy	550,753,489	—	—	550,753,489
Financials	2,259,882,515	—	—	2,259,882,515
Health Care	1,324,241,961	—	—	1,324,241,961
Industrials	983,751,523	—	—	983,751,523
Information Technology	2,155,661,118	—	—	2,155,661,118
Materials	305,241,172	—	—	305,241,172
Telecommunication Services	180,737,362	—	—	180,737,362
Utilities	204,859,598	115,703,748	—	320,563,346
Investment Company	226,987,620	—	—	226,987,620

Total Assets	$10,038,503,181	$115,703,748	$—	$10,154,206,929

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/ or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund

6 OPPENHEIMER MAIN STREET FUND

4. Investments and Risks (Continued)

than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Master Limited Partnerships (“MLPs”). MLPs issue common units that represent an equity ownership interest in a partnership and provide limited voting rights. MLP common units are registered with the Securities and Exchange Commission (“SEC”), and are freely tradable on securities exchanges such as the NYSE and the NASDAQ Stock Market (“NASDAQ”), or in the over-the-counter (“OTC”) market. An MLP consists of one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. MLP common unit holders have a limited role in the partnership’s operations and management. The Fund, as a limited partner, normally would not be liable for the debts of the MLP beyond the amounts the Fund has contributed, but would not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances creditors of an MLP would have the right to seek return of capital distributed to a limited partner. This right of an MLP’s creditors would continue after the Fund sold its investment in the MLP.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of

7 OPPENHEIMER MAIN STREET FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Market Risk Factors (Continued)

assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

8 OPPENHEIMER MAIN STREET FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 11/30/2017, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Main Street Funds

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	1/10/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz

Arthur P. Steinmetz
Principal Executive Officer
Date:	1/10/2018

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	1/10/2018